Income Taxes (FY) (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Income Tax Benefit
Income tax benefit for the years ending December 31 consisted of:

	2018	2018
Federal:
Current	$(707,040)	$(4,689,749)
Deferred	215,992	(754,514)
State and local:
Current	(63,942)	(456,626)
Deferred	54,087	(202,040)
Total	$(500,903)	$(6,102,929)

Reconciliation of Federal Statutory Rate to Effective Tax Rate
A reconciliation of the federal statutory rate to the effective tax rate for the years ended December 31 is set forth below:

	2019	2018
Statutory Federal income tax rate	21.0%	21.0%
State income tax, net of Federal benefit	-2.18%	2.21%
State Valuation Allowance	3.16%	-0.24%
Federal Valuation Allowance	0.20%	-0.04%
Dividends Received Deductions	0.00%	0.32%
Other	-1.33%	-0.13%
Effective income tax rate	20.85%	23.12%

Components of Deferred Tax Assets and Liabilities
Significant components of our deferred tax assets and liabilities as of December 31, 2019 and 2018 are as follows:

	2019	2018
Deferred tax assets:
Federal and State NOL Carryforward	174,590	229,095
Stock-based Compensation	-	30,096
Compensation	-	266,820
Other	5,359	33,952
Total Gross DTA	179,949	559,963
Less: Valuation Allowance	(174,590)	(275,522)
Total Deferred Tax Assets	5,359	284,441

Deferred tax liabilities:
Stock Based Compensation	(2,349)	-
Deferred State Income Tax	(80)	(11,432)
	(2,429)	(11,432)
Net deferred tax assets	2,930	273,009